Credit Loss Allowance Expenses - Schedule of Credit Loss Allowance Expenses (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Credit Loss Allowance Expenses [Abstract]
Provision for expected losses - credit risk	R$ (977,709)	R$ (496,889)
Recovery of loans written off as losses	3,690	16,753
Total	R$ (974,020)	R$ (480,136)